INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

NOTE 24 - INCOME TAXES

Income tax expense differs from the amount that would result by applying the combined Canadian federal and provincial income tax rates to net income before income taxes. The statutory rate in Canada was 27% for the year ended December 31, 2022 (2021 - 27%, 2020 - 27%).

	2022	2021
	$	$
Loss for the year	(4,337,639)	(2,764,939)
Combined federal and provincial statutory income tax rates	27%	27%

Expected income tax (recovery)	(1,171,000)	(747,000)
Change in statutory rates and other	(2,000)	(37,000)
Permanent differences	503,000	244,000
Adjustment to prior years provision versus statutory tax returns	(319,000)	34,000
Change in unrecognized deductible temporary differences	933,000	491,000
Total income tax recovery	(56,000)	(15,000)
Current income tax expense	96,000	16,000
Deferred tax (recovery)	(152,000)	(31,000)

Deductible temporary differences

The components of the Company's unrecognized deferred tax assets and liabilities are as follows as at December 31, 2022 and 2021:

	2022	2021
	$	$
Deferred tax assets (liabilities)
Property equipment and other	(132,000)	487,000
Intangible assets	(847,000)	(956,000)
Non-capital losses available for future period	2,817,000	1,222,000
	1,838,000	753,000
Less: unrecognized deferred tax assets	(2,646,000)	(1,713,000)

Deferred tax liability	(808,000)	(960,000)

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	December 31, 2022	Expiry Date Range	December 31, 2021
	$		$
Temporary differences
Property equipment and other	354,000	No expiry date	1,820,000
Non-Capital losses	9,441,000	2038 to 2042	4,529,000

The Company has non-capital losses, for which deductions against future taxable income are uncertain, of approximately $9,441,000 (2021 - $4,529,000) which, if not utilized, will expire from 2038 through 2042. Tax attributes are subject to review, and potential adjustment, by tax authorities.